Share-Based Compensation (Tables) (CVR Energy, Inc)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation
Schedule of service phantom interest and performance phantom interest values

December 31, 2010
Service Phantom interest (per point)	$14.64
Performance Phantom interest (per point)	$21.25

CALLC, CALLC II and CALLC III
Share-Based Compensation
Schedule of key information for share-based compensation plans related to override units

				*Compensation Expense for the Year Ended December 31,
	Benchmark Value (per Unit)	Original Awards Issued
Award Type			Grant Date	2011	2010
				(in thousands)
Override Operating Units	$11.31	919,630	June 2005	$—	$104
Override Operating Units	$34.72	72,492	December 2006	—	2
Override Value Units(a)	$11.31	1,839,265	June 2005	1,353	5,199
Override Value Units(b)	$34.72	144,966	December 2006	(4)	58
Override Units(c)	$10.00	642,219	February 2008	(94)	(244)

			Total	$1,255	$5,119

*
As CVR Energy's common stock price increased or decreased, compensation expense associated with the unvested CALLC and CALLC II override units increased or was reversed in correlation with the calculation of the fair value under the probability-weighted expected return method.

Override Value Units | CALLC and CALLC II
Share-Based Compensation
Schedule of significant assumption used in the valuation of the Units

	(a) Override Value Units December 31,	(b) Override Value Units December 31,
	2010	2010
Estimated forfeiture rate	None	None
Derived service period	6 years	6 years
CVR Energy's closing stock price	$15.18	$15.18
Estimated fair value (per unit)	$22.39	$6.56
Marketability and minority interest discounts	20.0%	20.0%
Volatility	43.0%	43.0%

Override Units | CALLC III
Share-Based Compensation
Schedule of significant assumption used in the valuation of the Units

December 31,
2010
Estimated forfeiture rate	None
Derived Service Period	Forfeiture schedule
Estimated fair value (per unit)	$2.60
Marketability and minority interest discounts	10.0%
Volatility	47.6%